Finance income and costs	6 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Finance income and costs	Finance income and costs

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
	€m	€m	€m	€m

Interest income	1.1	1.2	1.8	2.7
Hedge ineffectiveness on cross currency and interest rate swaps	—	—	2.7	—
Net foreign exchange gains on translation of financial assets and financial liabilities	2.0	12.4	4.6	7.8
Finance income	3.1	13.6	9.1	10.5
Interest expense (a)	(28.7)	(27.6)	(56.2)	(55.6)
Hedge ineffectiveness on cross currency and interest rate swaps	(1.5)	—	—	—
Net pension interest costs	(1.1)	(1.2)	(2.2)	(2.4)
Amortization of debt discounts and borrowing costs	(0.3)	(1.7)	(0.6)	(3.5)
Finance costs	(31.6)	(30.5)	(59.0)	(61.5)
Net finance costs	(28.5)	(16.9)	(49.9)	(51.0)